Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 quarter	Dec. 31, 2011
Gross impaired loans by category
Non-performing loans	859	758
Non-interest-earning loans	313	262
Total non-performing and non-interest-earning loans	1,172	1,020
Restructured loans	30	18
Potential problem loans	527	680
Total other impaired loans	557	698
Gross impaired loans	1,729	1,718
Period of anticipated repayment after which loan is written down to net book value (in quarters)	2
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness	90
Consumer
Gross impaired loans by category
Non-performing loans	487	465
Non-interest-earning loans	100	55
Total non-performing and non-interest-earning loans	587	520
Restructured loans	0	1
Potential problem loans	74	144
Total other impaired loans	74	145
Gross impaired loans	661	665
Mortgages
Gross impaired loans by category
Non-performing loans	154	176
Non-interest-earning loans	16	14
Total non-performing and non-interest-earning loans	170	190
Restructured loans	0	1
Potential problem loans	69	73
Total other impaired loans	69	74
Gross impaired loans	239	264
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Consumer finance
Gross impaired loans by category
Non-performing loans	315	262
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	325	290
Restructured loans	0	0
Potential problem loans	2	25
Total other impaired loans	2	25
Gross impaired loans	327	315
Corporate and institutional
Gross impaired loans by category
Non-performing loans	372	293
Non-interest-earning loans	213	207
Total non-performing and non-interest-earning loans	585	500
Restructured loans	30	17
Potential problem loans	453	536
Total other impaired loans	483	553
Gross impaired loans	1,068	1,053
Real estate.
Gross impaired loans by category
Non-performing loans	46	29
Non-interest-earning loans	5	7
Total non-performing and non-interest-earning loans	51	36
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	66	60
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	268	215
Non-interest-earning loans	170	129
Total non-performing and non-interest-earning loans	438	344
Restructured loans	30	17
Potential problem loans	373	454
Total other impaired loans	403	471
Gross impaired loans	841	815
Financial institutions
Gross impaired loans by category
Non-performing loans	58	49
Non-interest-earning loans	38	65
Total non-performing and non-interest-earning loans	96	114
Restructured loans	0	0
Potential problem loans	65	58
Total other impaired loans	65	58
Gross impaired loans	161	172
Governments and public institutions
Gross impaired loans by category
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6
Bank
Gross impaired loans by category
Non-performing loans	637	520
Non-interest-earning loans	281	220
Total non-performing and non-interest-earning loans	918	740
Restructured loans	30	13
Potential problem loans	450	619
Total other impaired loans	480	632
Gross impaired loans	1,398	1,372
Bank | Consumer
Gross impaired loans by category
Non-performing loans	286	266
Non-interest-earning loans	93	46
Total non-performing and non-interest-earning loans	379	312
Restructured loans	0	0
Potential problem loans	43	113
Total other impaired loans	43	113
Gross impaired loans	422	425
Bank | Mortgages
Gross impaired loans by category
Non-performing loans	125	126
Non-interest-earning loans	9	5
Total non-performing and non-interest-earning loans	134	131
Restructured loans	0	0
Potential problem loans	39	43
Total other impaired loans	39	43
Gross impaired loans	173	174
Bank | Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Bank | Consumer finance
Gross impaired loans by category
Non-performing loans	143	113
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	153	141
Restructured loans	0	0
Potential problem loans	1	24
Total other impaired loans	1	24
Gross impaired loans	154	165
Bank | Corporate and institutional
Gross impaired loans by category
Non-performing loans	351	254
Non-interest-earning loans	188	174
Total non-performing and non-interest-earning loans	539	428
Restructured loans	30	13
Potential problem loans	407	506
Total other impaired loans	437	519
Gross impaired loans	976	947
Bank | Real estate.
Gross impaired loans by category
Non-performing loans	42	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	46	17
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	61	41
Bank | Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	251	194
Non-interest-earning loans	146	110
Total non-performing and non-interest-earning loans	397	304
Restructured loans	30	13
Potential problem loans	327	425
Total other impaired loans	357	438
Gross impaired loans	754	742
Bank | Financial institutions
Gross impaired loans by category
Non-performing loans	58	49
Non-interest-earning loans	38	52
Total non-performing and non-interest-earning loans	96	101
Restructured loans	0	0
Potential problem loans	65	57
Total other impaired loans	65	57
Gross impaired loans	161	158
Bank | Governments and public institutions
Gross impaired loans by category
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6